Financial instruments (FI) - Assets measured at fair value on recurring basis (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Assets
Cash and Due from Banks	SFr 172	SFr 71	SFr 115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,286	81,730	81,818
Securities received as collateral	45,378	49,472	41,696
Trading assets	145,613	144,922	133,635
Investment securities	1,398	1,716	1,479
Other investments	2,574	2,364	2,434
Loans	12,837	15,305	14,873
Other intangible assets (mortgage servicing rights), at fair value	162	168	163
Other assets	8,195	SFr 9,001	7,263
Netting impact	(116,000)		(110,100)
Total assets at fair value, measured at net asset value per share	2,175		2,220
Recurring basis
Assets
Cash and Due from Banks	172		115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,286		81,818
Securities received as collateral	45,378		41,696
Trading assets	145,613		133,635
Investment securities	1,398		1,479
Other investments	2,574		2,434
Loans	12,837		14,873
Loans - of which commercial and industrial	5,179		5,925
Loans - of which financial institutions	3,932		5,555
Loans - of which government and public institutions	2,780
Loans - of which real estate	920		661
Other intangible assets (mortgage servicing rights), at fair value	162		163
Other assets	8,195		7,263
Other assets - of which loans held-for-sale	6,329		5,473
Netting impact	(115,966)		(110,131)
Total assets at fair value	298,615		283,476
Recurring basis | Life finance instruments
Assets
Other investments	1,086		1,067
Recurring basis | Debt securities
Assets
Trading assets	64,468		63,567
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	26,489		28,321
Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	13,514		9,322
Recurring basis | Debt securities | RMBS
Assets
Trading assets	19,883		21,351
Recurring basis | Equity securities
Assets
Trading assets	56,317		46,463
Recurring basis | Derivative instruments
Assets
Trading assets	19,561		18,312
Netting impact	(115,691)		(109,927)
Recurring basis | Trading assets
Assets
Netting impact	(115,691)		(109,927)
Recurring basis | Other
Assets
Trading assets	5,267		5,293
Recurring basis | Other assets
Assets
Netting impact	(275)		(204)
Level 1 | Recurring basis
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	42,346		37,962
Trading assets	82,028		76,124
Investment securities	2		2
Other investments	16		14
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Loans - of which government and public institutions	0
Loans - of which real estate	0		0
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	102		117
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	124,494		114,219
Level 1 | Recurring basis | Life finance instruments
Assets
Other investments	0		0
Level 1 | Recurring basis | Debt securities
Assets
Trading assets	22,075		23,726
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	21,404		23,547
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	590		66
Level 1 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	0		0
Level 1 | Recurring basis | Equity securities
Assets
Trading assets	51,596		42,758
Level 1 | Recurring basis | Derivative instruments
Assets
Trading assets	6,632		7,999
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	2,104		3,557
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	144		25
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	4,381		4,415
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	0		0
Level 1 | Recurring basis | Derivative instruments | Other derivatives
Assets
Trading assets	0		1
Level 1 | Recurring basis | Other
Assets
Trading assets	1,725		1,641
Level 2 | Recurring basis
Assets
Cash and Due from Banks	172		115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,286		81,818
Securities received as collateral	3,028		3,704
Trading assets	170,625		157,332
Investment securities	1,396		1,477
Other investments	11		7
Loans	8,674		10,549
Loans - of which commercial and industrial	3,561		3,976
Loans - of which financial institutions	2,705		4,164
Loans - of which government and public institutions	2,175
Loans - of which real estate	233		146
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	6,650		5,807
Other assets - of which loans held-for-sale	4,880		4,238
Total assets at fair value	272,842		260,809
Level 2 | Recurring basis | Life finance instruments
Assets
Other investments	1		0
Level 2 | Recurring basis | Debt securities
Assets
Trading assets	40,669		37,587
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	4,879		4,542
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	12,010		7,984
Level 2 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	19,538		20,919
Level 2 | Recurring basis | Equity securities
Assets
Trading assets	3,580		2,459
Level 2 | Recurring basis | Derivative instruments
Assets
Trading assets	125,586		116,942
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	77,210		65,823
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	22,906		27,526
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	18,520		17,967
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	6,432		4,739
Level 2 | Recurring basis | Derivative instruments | Other derivatives
Assets
Trading assets	115		633
Level 2 | Recurring basis | Other
Assets
Trading assets	790		344
Level 3 | Recurring basis
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	4		30
Trading assets	7,652		8,980
Investment securities	0		0
Other investments	1,369		1,309
Loans	4,163		4,324
Loans - of which commercial and industrial	1,618		1,949
Loans - of which financial institutions	1,227		1,391
Loans - of which government and public institutions	605
Loans - of which real estate	687		515
Other intangible assets (mortgage servicing rights), at fair value	162		163
Other assets	1,718		1,543
Other assets - of which loans held-for-sale	1,449		1,235
Total assets at fair value	15,068		16,349
Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	1,085		1,067
Level 3 | Recurring basis | Debt securities
Assets
Trading assets	1,711		2,242
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	206		232
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	901		1,260
Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	345		432
Level 3 | Recurring basis | Equity securities
Assets
Trading assets	155		132
Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	3,034		3,298
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	512		507
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	225		258
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	752		1,054
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	653		673
Level 3 | Recurring basis | Derivative instruments | Other derivatives
Assets
Trading assets	892		806
Level 3 | Recurring basis | Other
Assets
Trading assets	2,752		3,308
Fair value measured at net asset value per share | Recurring basis
Assets
Trading assets	999		1,126
Other investments	1,178		1,104
Total assets at fair value	2,177		2,230
Fair value measured at net asset value per share | Recurring basis | Debt securities
Assets
Trading assets	13		12
Fair value measured at net asset value per share | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	13		12
Fair value measured at net asset value per share | Recurring basis | Equity securities
Assets
Trading assets	986		1,114
Bank
Assets
Cash and Due from Banks	172		115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,286		81,818
Securities received as collateral	45,378		41,696
Trading assets	145,758		133,859
Investment securities	1,396		1,477
Other investments	2,572		2,430
Loans	12,837		14,873
Other intangible assets (mortgage servicing rights), at fair value	162		163
Other assets	8,195		7,263
Netting impact	(116,000)		(110,100)
Total assets at fair value, measured at net asset value per share	2,173		2,216
Bank | Recurring basis
Assets
Cash and Due from Banks	172		115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,286		81,818
Securities received as collateral	45,378		41,696
Trading assets	145,758		133,859
Investment securities	1,396		1,477
Other investments	2,572		2,430
Loans	12,837		14,873
Loans - of which commercial and industrial	5,179		5,925
Loans - of which financial institutions	3,932		5,555
Loans - of which government and public institutions	2,780
Loans - of which real estate	920		661
Other intangible assets (mortgage servicing rights), at fair value	162		163
Other assets	8,195		7,263
Other assets - of which loans held-for-sale	6,329		5,473
Netting impact	(115,966)		(110,134)
Total assets at fair value	298,756		283,694
Bank | Recurring basis | Life finance instruments
Assets
Other investments	1,086		1,067
Bank | Recurring basis | Debt securities
Assets
Trading assets	64,555		63,648
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	26,489		28,321
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	13,600		9,403
Bank | Recurring basis | Debt securities | RMBS
Assets
Trading assets	19,883		21,351
Bank | Recurring basis | Equity securities
Assets
Trading assets	56,376		46,517
Bank | Recurring basis | Derivative instruments
Assets
Trading assets	19,561		18,402
Netting impact	(115,691)		(109,930)
Bank | Recurring basis | Trading assets
Assets
Netting impact	(115,691)		(109,930)
Bank | Recurring basis | Other
Assets
Trading assets	5,266		5,292
Bank | Recurring basis | Other assets
Assets
Netting impact	(275)		(204)
Bank | Level 1 | Recurring basis
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	42,346		37,962
Trading assets	82,087		76,178
Investment securities	0		0
Other investments	16		14
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Loans - of which government and public institutions	0
Loans - of which real estate	0		0
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	102		117
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	124,551		114,271
Bank | Level 1 | Recurring basis | Life finance instruments
Assets
Other investments	0		0
Bank | Level 1 | Recurring basis | Debt securities
Assets
Trading assets	22,075		23,726
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	21,404		23,547
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	590		66
Bank | Level 1 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	0		0
Bank | Level 1 | Recurring basis | Equity securities
Assets
Trading assets	51,655		42,812
Bank | Level 1 | Recurring basis | Derivative instruments
Assets
Trading assets	6,632		8,000
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	2,104		3,557
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	144		25
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	4,381		4,415
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	0		0
Bank | Level 1 | Recurring basis | Derivative instruments | Other derivatives
Assets
Trading assets	0		2
Bank | Level 1 | Recurring basis | Other
Assets
Trading assets	1,725		1,640
Bank | Level 2 | Recurring basis
Assets
Cash and Due from Banks	172		115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,286		81,818
Securities received as collateral	3,028		3,704
Trading assets	170,711		157,505
Investment securities	1,396		1,477
Other investments	11		7
Loans	8,674		10,549
Loans - of which commercial and industrial	3,561		3,976
Loans - of which financial institutions	2,705		4,164
Loans - of which government and public institutions	2,175
Loans - of which real estate	233		146
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	6,650		5,807
Other assets - of which loans held-for-sale	4,880		4,238
Total assets at fair value	272,928		260,982
Bank | Level 2 | Recurring basis | Life finance instruments
Assets
Other investments	1		0
Bank | Level 2 | Recurring basis | Debt securities
Assets
Trading assets	40,756		37,668
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	4,879		4,542
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	12,096		8,065
Bank | Level 2 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	19,538		20,919
Bank | Level 2 | Recurring basis | Equity securities
Assets
Trading assets	3,580		2,459
Bank | Level 2 | Recurring basis | Derivative instruments
Assets
Trading assets	125,586		117,034
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	77,210		65,823
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	22,906		27,526
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	18,520		18,059
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	6,432		4,739
Bank | Level 2 | Recurring basis | Derivative instruments | Other derivatives
Assets
Trading assets	115		633
Bank | Level 2 | Recurring basis | Other
Assets
Trading assets	789		344
Bank | Level 3 | Recurring basis
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	4		30
Trading assets	7,652		8,980
Investment securities	0		0
Other investments	1,369		1,309
Loans	4,163		4,324
Loans - of which commercial and industrial	1,618		1,949
Loans - of which financial institutions	1,227		1,391
Loans - of which government and public institutions	605
Loans - of which real estate	687		515
Other intangible assets (mortgage servicing rights), at fair value	162		163
Other assets	1,718		1,543
Other assets - of which loans held-for-sale	1,449		1,235
Total assets at fair value	15,068		16,349
Bank | Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	1,085		1,067
Bank | Level 3 | Recurring basis | Debt securities
Assets
Trading assets	1,711		2,242
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	206		232
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	901		1,260
Bank | Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	345		432
Bank | Level 3 | Recurring basis | Equity securities
Assets
Trading assets	155		132
Bank | Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	3,034		3,298
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	512		507
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	225		258
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	752		1,054
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	653		673
Bank | Level 3 | Recurring basis | Derivative instruments | Other derivatives
Assets
Trading assets	892		806
Bank | Level 3 | Recurring basis | Other
Assets
Trading assets	2,752		3,308
Bank | Fair value measured at net asset value per share | Recurring basis
Assets
Trading assets	999		1,126
Other investments	1,176		1,100
Total assets at fair value	2,175		2,226
Bank | Fair value measured at net asset value per share | Recurring basis | Debt securities
Assets
Trading assets	13		12
Bank | Fair value measured at net asset value per share | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	13		12
Bank | Fair value measured at net asset value per share | Recurring basis | Equity securities
Assets
Trading assets	SFr 986		SFr 1,114